UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21992

TENNENBAUM OPPORTUNITIES PARTNERS V, LP
(Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA  90405
(Address of Principal Executive Offices) (Zip Code)

ELIZABETH GREENWOOD, SECRETARY
TENNENBAUM OPPORTUNITIES PARTNERS V, LP
2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA  90405
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (310) 566-1000

Copies to:
RICHARD T. PRINS, ESQ.
SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
FOUR TIMES SQUARE
NEW YORK, NEW YORK 10036

Date of fiscal year end: DECEMBER 31

Date of reporting period: JULY 1, 2016 - JUNE 30, 2017

ITEM 1.	PROXY VOTING RECORD.

Issuer Name:  Tanker Investments Ltd.
Ticker:  TIL
SEDOL:BJBPW44
Meeting Date: April 07, 2017	Meeting Type: Annual

			Mgmt	Vote
	Proposal	Proposed By	Rec	Cast

1.	To re-elect the following individual as directors of the company of the ensuing year:

	Tim Gravely	Issuer	For	For
	Alan Carr	Issuer	For	For

2.	To approve and ratify remuneration paid to board members and audit committee members	Issuer	For	For

3.	To Transact such other business as may properly come Before the meeting or any adjournment or postponement Of the Meeting	Issuer	For	For

Issuer Name: NVHL S.A (Novasep)
Ticker:
CUSIP
Meeting Date: Dec 30, 2016

			Mgmt	Vote
	Proposal	Proposed By	Rec	Cast

1)
To consider and if thought fit, approve the fact that due to a delay in the preparation and audit process of annual accounts of the Company for the period running from 1st January 2014 to 31 December 2014 (the “Audited Annual Accounts”) it is intended to have them approved by the shareholders of the Company on 30 December 2016 instead of in June or July as stated in article 19 of the articles of incorporation of the Company;
		Issuer		For

2)
To consider and if thought fit, approve the report of the reviseur  d’entreprise agree relating to the annual accounts for the period running from 1st January 2014 to 31 December 2014 (the “Audit Report”);
		Issuer		For

3)	To consider and if though fit, approve the Audited Annual Accounts stating a loss of EUR 812,551.51 (cumulative loss of EUR 265,514.30) and to carry forward the result to the next financial year;	Issuer		For

4)
To consider and if thought fit, grand discharge (quitus) to the members of the board of directors of the Company as well as to the reviseur d’entreprise agree of the Company for the performance of their duties relating to the period running from 1st January 2014 to 31 December 2014;
		Issuer	For

5)
To consider and if thought fit, approve and to the extent necessary ratify the renewal of the mandate of Deloitte Audit S.a.r.l. as reviseur d’entreprise agree to the Company for a period from the previous annual general meeting held up to the next annual general meeting of the Company to be held in 2017 and due to approve the annual accounts 2016 of the Company;
		Issuer	For

6)
To consider and if though fit, approve and to the extent necessary ratify the renewal of the directors’ mandates for a period from the previous annual general meeting held up to the next annual general meeting of shareholders of the Company to be held in 2017 and due to approve the annual accounts 2016 of the Company;
		Issuer	For

7)
To consider and if fit, grant power and authority to any director or any employee of Citco REIF services (Luxembourg) S.A. and/or to any employee of the CitcoGroup company in order to perform all formalities pertaining to the registration of the above matters with the Luxembourg Trade and Companies Register (Registre de Commerce et des Societes, Luxembourg);
		Issuer	For

8)	Acknowledgement and acceptance of the resignation of Ms. Aviva Shneider as director of the company with effective date 3 June 2015;	Issuer	For

9)	Appointment of Mr. Anthony DiNello as director of the Company with effect as from 3 June 2015;	Issuer	For

10)	Appointment of Ms. Lisa Woll as corporate secretary following the resignation Ms. Oana Millich.	Issuer	For

Issuer Name: NVHL S.A (Novasep)
Ticker:
CUSIP
Meeting Date: March 17, 2017

			Mgmt	Vote
	Proposal	Proposed By	Rec	Cast

1.	Consideration and approval of the audited Annual Accounts for the financial year ended 31 December 2015;	Issuer		For

2.	Allocation of the results by carrying forward the result as at 31 December 2015 consisting in a loss of EUR 1,822,866.64 to the next financial year;	Issuer		For

3.	Grant discharge to the current and former members of the Board of directors for the performance of their duties for the Period running from 1 January 2015 to 31 December 2015.	Issuer		For

Issuer Name:  EUROSEAS LTD.
Ticker:  ESEA
CUSIP: Y23592309
Meeting Date: June 23, 2017	Meeting Type: Annual

			Mgmt	Vote
	Proposal	Proposed By	Rec	Cast
1)	Election of Directors
	Aristides J. Pittas	Issuer		For
	Dr. Anastasios Aslidis	Issuer		For
	Aristides P. Pittas	Issuer		For

2)	Reverse Stock Split	Issuer		For

Approval of an amendment to Euroseas Ltd.’s Amendment and Restated Articles of Incorporation to effect a reverse stock split of Euroseas Ltd.’s issued and outstanding shares of common stock by a ratio between one-for-ten, inclusive, to be determined by Euroseas Ltd.’s Board of Directors in its discretion, and to authorize Euroseas Ltd.’s Board of Directors to implement the reverse stock split at any time prior to the Euroseas Ltd.’s 2008 Annual Meeting of Shareholders;

3)	Approval of Appointment of Auditors	Issuer		For
Approval of the appointment of Deloitte Certified Public Accountants, S.A. as the Company’s independent auditors for the fiscal year ending December 31, 2017.

4)	Other Business-	Issuer		N/A
To transact other such business as may properly come before the meeting or any adjournment thereof.

Issuer Name:  V Telecom Investment General Partner S.A.
Ticker:
CUSIP:
Meeting Date: September 15, 2016

			Mgmt	Vote
	Proposal	Proposed By	Rec	Cast

A.	To appoint Mr. Keimpe Reitsma as an ESL Director of the Company with immediate effect and until the Annual general meeting of the shareholders to be held in 2020;	Issuer		For

B.	Delegation of powers;	Issuer		For

C.	Miscellaneous	Issuer		For

1.
In general to do anything which is necessary or useful in the accomplishment of the above proxy and to accept any amendment to the above agenda or the items therein as the Proxyholder deems appropriate.
		Issuer		For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tennenbaum Opportunities Partners V, LP

By:	/s/ Elizabeth Greenwood
Name:	Elizabeth Greenwood
Title:	Chief Compliance Officer
Date:	August 25, 2017